Note 10 - Share-based Compensation - Restricted Share Activities (Details) - Restricted Stock [Member] - The 2017 Omnibus Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Outstanding, number of shares (in shares)	130,946	154,575	155,250
Outstanding, weighted average grant date fair value (in dollars per share)	$ 17.30	$ 17.19	$ 19.94
Granted, number of shares (in shares)	15,164	14,394	112,427
Granted, weighted average grant date fair value (in dollars per share)	$ 14.64	$ 12.82	$ 14.11
Vested, number of shares (in shares)	(22,683)	(38,023)	(113,102)
Vested, weighted average grant date fair value (in dollars per share)	$ 14.78	$ 15.19	$ 17.90
Forfeited, number of shares (in shares)	(40,679)	0	0
Forfeited, weighted average grant date fair value (in dollars per share)	$ 14.00	$ 0	$ 0
Outstanding, number of shares (in shares)	82,748	130,946	154,575
Outstanding, weighted average grant date fair value (in dollars per share)	$ 19.12	$ 17.30	$ 17.19
Expected to vest, number of shares (in shares)	7,748
Expected to vest, weighted average grant date fair value (in dollars per share)	$ 12.52